Trade and other payables (Tables)	9 Months Ended
Sep. 30, 2026
Trade and other payables
Schedule of trade and other payables

	September 30,	December 31,
	2026	2025
	$'m	$'m

Non-current
Deferred revenue(a)	140.6	111.2
Other payables	8.4	11.1
	149.0	122.3
Current
Trade payables	217.4	148.4
Deferred revenue	44.5	46.6
Withholding tax payable	2.3	3.5
Payroll and other related statutory liabilities	27.3	34.4
VAT payables	12.0	22.9
Other payables(b)	102.1	22.2
	405.6	278.0

(a)	Includes payments received in advance from customers for long-term lease arrangements of fiber network infrastructure.
(b)	Includes employee benefit accruals of $96.4 million (2025: $nil) (see note 7).